SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES THAT RELATE TO THE CONSOLIDATED FINANCIAL STATEMENTS AS A WHOLE
Basis of Preparation

BASIS OF PREPARATION

        These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board, effective at the time of preparing the consolidated financial statements and applied by VEON.

        The consolidated income statement has been presented based on the nature of the expense, other than 'Selling, general and administrative expenses', which has been presented based on the function of the expense.

        The consolidated financial statements have been prepared on a historical cost basis, unless disclosed otherwise. Certain comparative amounts have been reclassified to conform to the current period presentation.

Basis of Consolidation

BASIS OF CONSOLIDATION

        The consolidated financial statements comprise the financial statements of the Company and its subsidiaries. Subsidiaries are all entities (including structured entities) over which the Company has control. Please refer to Note 13 for a list of significant subsidiaries.

        Intercompany transactions, balances and unrealized gains or losses on transactions between Group companies are eliminated. When necessary, amounts reported by subsidiaries have been adjusted to conform with the Group's accounting policies.

        When the Group ceases to consolidate a subsidiary due to loss of control, the related subsidiary's assets (including goodwill), liabilities, non-controlling interest and other components of equity are de-recognized. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss. Any consideration received is recognized at fair value, and any investment retained is re-measured to its fair value, and this fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest. Any resultant gain or loss is recognized in the income statement.

Foreign Currency Translation

FOREIGN CURRENCY TRANSLATION

        The consolidated financial statements of the Group are presented in U.S. dollars. Each entity in the Group determines its own functional currency and amounts included in the financial statements of each entity are measured using that functional currency.

        Upon consolidation, the assets and liabilities measured in the functional currency are translated into U.S. dollars at exchange rates prevailing on the balance sheet date; whereas revenue, expenses, gains and losses are translated into U.S. dollars at historical exchange rates prevailing on the transaction dates. Translation adjustments resulting from the process of translating financial statements into U.S. dollars are reported in other comprehensive income, a separate component of equity (i.e. cumulative translation adjustment).

New Standards, Interpretations, and Amendments Not Yet Adopted By the Group

NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS NOT YET ADOPTED BY THE GROUP

        The following section outlines significant and relevant new standards that are issued, but not yet effective, up to the date of the issuance of the Group's financial statements, and which have not been early adopted by the Company.

New accounting standards in 2018

        The following table presents the transitional impact that adoption of IFRS 9, 'Financial Instruments' ("IFRS 9") and IFRS 15, 'Revenue from contracts with customers' ("IFRS 15") is expected to have on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

		Impact of IFRS 9		Impact of IFRS 15
	Opening balance sheet	Classification and measurement	Impairment	Revenue and contract costs	Adjusted opening balance sheet
Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	40	1,926
Deferred tax assets	272	—	4	(12)	264
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	199	—	—	93	292
Current assets
Trade and other receivables	745	—	(18)	—	727
Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through other comprehensive income	—	53	—	—	53
Other assets	394	—	—	(8)	386
Equity
Equity attributable to equity owners of the parent	4,352	(25)	(18)	85	4,394
Non-controlling interests	(425)	—	(5)	14	(416)
Liabilities
Other liabilities (current)	1,346	—	—	(1)	1,345
Deferred tax liabilities	376	—	(1)	15	390

IFRS 15 'Revenue from contracts with customers'

        IFRS 15 replaces IAS 18 'Revenue' and IAS 11 'Construction contracts' and related interpretations. IFRS 15 addresses revenue recognition for contracts with customers as well as treatment of incremental costs incurred to obtain a contract with a customer, described in more detail below.

Revenue recognition

        Due to the nature of the Group's existing product offerings (i.e. prevailing pre-paid service offerings), as well as the Group's existing accounting policies (described in Note 8), the impact of IFRS 15 on revenue recognition by the Group will be immaterial, as shown in the table presented earlier in this Note.

Costs of obtaining a contract with customer

        Under IFRS 15, certain incremental costs incurred in acquiring a contract with a customer ("contract costs"), which previously did not qualify for recognition as an asset under any of the other accounting standards, will be deferred in the consolidated statement of financial position. Such costs relate primarily to commissions paid to third-party dealers and will be amortized as revenue is recognized under the related contract, within the 'Selling, general and administrative expenses' line item within the income statement.

        The Group will apply the practical expedient available in IFRS 15 for contract costs for which the amortization would have been shorter than 12 months. Such costs relate primarily to commissions paid to third-party dealers upon top-up of prepaid credit by customers and sale of top-up cards.

        The expected impact of capitalizing contract costs upon implementation of IFRS 15 is shown in the table presented earlier in this Note.

Transition

        The standard is effective for annual periods beginning on or after January 1, 2018. The Group will adopt the standard using the modified retrospective approach, which means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated.

        The impact that adoption of IFRS 15 is expected to have on the opening balance sheet of the Group, as of January 1, 2018, is shown in the table presented earlier in this Note.

IFRS 9 'Financial instruments'

        IFRS 9 replaces IAS 39 'Financial instruments: Recognition and Measurement' ("IAS 39"). IFRS 9 impacts the Group's classification and measurement of financial instruments, impairment of financial assets and hedge accounting, described in more detail below.

Classification and measurement

        The new standard requires the Company to assess the classification of financial assets on its balance sheets in accordance with the cash flow characteristics of the financial assets and the relevant business model that the Company has for a specific class of financial assets.

        IFRS 9 no longer has an "Available-for-sale" classification for financial assets. The new standard has different requirements for debt or equity financial assets.

        Debt instruments should be classified and measured either at:

        •        Amortized cost, where the effective interest rate method will apply;

        •        Fair value through other comprehensive income, with subsequent recycling to the income statement upon disposal of the financial asset; or

        •        Fair value through profit or loss.

        Investments in equity instruments, other than those to which consolidation or equity accounting apply, should be classified and measured either at:

        •        Fair value through other comprehensive income, with no subsequent recycling to the income statement upon disposal of the financial asset; or

        •        Fair value through profit or loss.

        The company will continue to initially measure financial assets at its fair value plus transaction cost upon initial recognition, except for financial assets measured at fair value through profit and loss, consistent with current practices. The majority of the financial assets classification will not be impacted by the transition to IFRS 9 on January 1, 2018. The reclassifications upon transition to IFRS 9 are shown in the table presented earlier in this Note.

Impairment (allowance for doubtful debt)

        IFRS 9 introduces the Expected Credit Loss model, which replaces the incurred loss model of IAS 39 whereby an allowance for doubtful debt was required only in circumstances where a loss event has occurred. By contrast, the Expected Credit Loss model requires the Company to recognize an allowance for doubtful debt on all financial assets carried at amortized cost (including, for example, 'Trade receivables'), as well as debt instruments classified as financial assets carried at fair value through other comprehensive income (for example, government bonds held for liquidity purposes), since initial recognition, irrespective whether a loss event has occurred.

        As a result, the allowance for doubtful debt of the Company will increase upon implementation of IFRS 9 on January 1, 2018. The expected impact of applying the Expected Credit Loss model is shown in the table presented earlier in this Note.

Hedge Accounting

        IFRS 9 allows for more possibilities for the Company to apply hedge accounting (for example, risk components of non-financial assets or liabilities may be designated as part of a hedging relationship). In addition, the requirements of the standard have been more closely aligned with the Company's risk management policies and hedge effectiveness will be measured prospectively.

Transition

        The Group will adopt the standard using the modified retrospective approach for classification and measurement and impairment. This means that the cumulative impact of the adoption will be recognized in retained earnings as of January 1, 2018 and that comparatives will not be restated.

        All hedge accounting relationships existing as of January 1, 2018 will be continued under IFRS 9.

        The Company will retrospectively adopt the cost of hedging approach for foreign currency basis spreads existing in cross-currency interest rate swaps used in a hedging relationship, the impact of which is immaterial to the consolidated financial results and position of the Group.

IFRS 16, 'Leases'

        IFRS 16 replaces the IAS 17 Leases, the current lease accounting standard and will become effective on January 1, 2019. The new lease standard will require assets leased by the Company to be recognized on the statement of financial position of the Company with a corresponding liability. The Company is in the process of assessing the impact of IFRS 16 which is expected to have a material impact on the consolidated income statement and consolidated financial position upon adoption in 2019.

IFRIC 23 'Uncertainty over income tax treatments'

        The Interpretation clarifies the application of recognition and measurement requirements in IAS 12 'Income Taxes' when there is uncertainty over income tax treatments. The Group has yet to assess the impact of IFRIC 23, which may be material to the consolidated income statement and consolidated financial position upon adoption in 2019.

Transactions with non-controlling interests that do not result in loss of control

Transactions with non-controlling interests that do not result in loss of control

        Transactions with non-controlling interests that do not result in loss of control are accounted for as equity transactions—that is, as transactions with the owners in their capacity as owners. The difference between fair value of any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

Non-current assets (or disposal groups) held for sale and discontinued operations

Non-current assets (or disposal groups) held for sale and discontinued operations

        Non-current assets (or disposal groups) are classified as held for sale if their carrying amount will be recovered principally through a sale transaction or loss of control rather than through continuing use, and a sale is considered highly probable. They are measured at the lower of their carrying amount and fair value less costs to sell.

        Non-current assets (including those that are part of a disposal group) are not depreciated or amortized while they are classified as held for sale. Assets and liabilities of a disposal group classified as held for sale are presented separately from the other assets and liabilities in the statement of financial position.

        A discontinued operation is a component that is classified as held for sale and that represents a separate major line of business or geographical area of operations. Discontinued operations are excluded from the results of continuing operations and are presented as a single amount in the income statement. All other notes to the financial statements include amounts for continuing operations, unless otherwise mentioned.

Revenue recognition

Revenue recognition

        The following accounting policies have been applied for the Group for the current and comparative years. Refer to Note 3 for details regarding upcoming changes to revenue recognition and impact for the Group in future years.

        Generally, revenue for products is recorded when the equipment is sold or upon transfer of the associated risks and rewards, and revenue for services is recorded when the services are rendered. Revenue for bundled packages is recorded based on the relative fair value allocation of each component in the bundle.

Dealer commissions

Dealer commissions

        Dealer commissions are expensed in the consolidated income statement when the services are provided unless they meet the definition of an asset. Dealer commissions are part of customer associated costs.

        The accounting treatment of certain dealer commissions by the Group will change upon adoption of IFRS 15 on January 1, 2018, refer to Note 3 for further details.

Leases

Leases

        Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards associated with ownership of the leased asset to VEON. All other leases are classified as operating leases. The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date, or when the terms of the agreement are modified.

Operating lease expenses

        The rental payable under operating leases is recognized as an operating lease expenses in the income statement on a straight-line basis over the lease term unless another systematic basis is more representative of the time pattern of VEON's benefit. No asset is capitalized. If the periodic payments or part of the periodic payments has been prepaid, the Company recognizes these prepayments in the statement of financial position as other non-financial assets.

Finance leases

        At the commencement of a finance lease term, VEON recognizes the assets and liabilities in its statement of financial position at amounts equal to the fair value of the leased property or, if lower, the present value of the minimum lease payments as determined at the inception of the lease. The corresponding liability to the lessor is included in the statement of financial position as a finance lease obligation.

        The discount rate used in calculating the present value of the minimum lease payments is the interest rate implicit in the lease. If there is no interest rate in the lease, the Company's incremental borrowing rate is used. Any initial direct costs of VEON related to the lease are added to the amount recognized as an asset.

Goodwill

Goodwill

        Goodwill is recognized for the future economic benefits arising from net assets acquired that are not individually identified and separately recognized.

        Goodwill is not amortized but is tested for impairment annually and as necessary when circumstances indicate that the carrying value may be impaired.

        The Company bases its impairment calculation on detailed budgets and forecast calculations which are prepared separately for each of the Company's CGUs. These budgets and forecast calculations are prepared for a period of five years. For longer periods, a long-term growth rate is applied to project future cash flows after the fifth year.

Income taxes

Income taxes

        Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax.

        In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

Uncertain tax positions

        The Group's policy is to comply with the applicable tax regulations in the jurisdictions in which its operations are subject to income taxes. The Group's estimates of current income tax expense and liabilities are calculated assuming that all tax computations filed by the Company's subsidiaries will be subject to a review or audit by the relevant tax authorities. The Company and the relevant tax authorities may have different interpretations of how regulations should be applied to actual transactions (refer Note 22 and Note 26, respectively, for further details regarding provisions recognized and risks and uncertainties). Such uncertain tax positions are accounted for in accordance with IAS 12 'Income Taxes' or IAS 37 'Provisions, Contingent Liabilities and Contingent Assets' depending on the type of tax in question.

Deferred taxation

        Deferred taxes are recognized using the liability method and thus are computed as the taxes recoverable or payable in future periods in respect of deductible or taxable temporary differences between the tax bases of assets and liabilities and their carrying amounts in the Company's financial statements.

SOURCE OF ESTIMATION UNCERTAINTY

Deferred tax assets and uncertain tax positions

        Deferred tax assets are recognized to the extent that it is probable that the assets will be realized. Significant judgment is required to determine the amount that can be recognized and depends foremost on the expected timing, level of taxable profits, tax planning strategies and the existence of taxable temporary differences. Estimates made relate primarily to losses carried forward in some of the Group's foreign operations. When an entity has a history of recent losses, the deferred tax asset arising from unused tax losses is recognized only to the extent that there is convincing evidence that sufficient future taxable profit will be generated. Estimated future taxable profit is not considered such evidence unless that entity has demonstrated the ability by generating significant taxable profit for the current year or there are certain other events providing sufficient evidence of future taxable profit. New transactions and the introduction of new tax rules may also affect judgments due to uncertainty concerning the interpretation of the rules and any transitional rules.

        Uncertain tax positions are recognized when it is probable that a tax position will not be sustained, and the amount can be reliably measured. The expected resolution of uncertain tax positions is based upon management's judgment of the likelihood of sustaining a position taken through tax audits, tax courts and/or arbitration, if necessary. Circumstances and interpretations of the amount or likelihood of sustaining a position may change through the settlement process. Furthermore, the resolution of uncertain tax positions is not always within the control of the Group and it is often dependent on the efficiency of the legal processes in the relevant taxing jurisdictions in which the Group operates. Issues can, and often do, take many years to resolve.

Investments in associates and joint ventures

Investments in associates and joint ventures

        The Company's investments in its associates and joint ventures are accounted for using the equity method. Under the equity method, the investment in an associate or a joint venture is initially recognized at cost. The carrying amount of the investment is adjusted to recognize changes in the Company's share of net profit after tax, other comprehensive income and equity of the associate or joint venture since the acquisition date.

        The Company assesses, at the end of each reporting period, whether there are any indicators that an investment in a Joint Venture may be impaired. If there are such indicators, the Company estimates the recoverable amount of the joint venture after applying the equity method.

Property and equipment

Property and equipment

        Property and equipment is stated at cost, net of any accumulated depreciation and accumulated impairment losses.

        Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Class of property and equipment	Useful life
Telecommunication equipment	3 - 20 years
Buildings and constructions	10 - 50 years
Office and other equipment	3 - 10 years

        Each asset's residual value, useful life and method of depreciation is reviewed at the end of each financial year and adjusted prospectively, if necessary.

Borrowing costs

Borrowing costs

        Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset that necessarily takes a substantial period of time (longer than six months) to get ready for its intended use are capitalized as part of the cost of the respective qualifying assets. All other borrowing costs are expensed in the period incurred.

Intangible assets

Intangible assets

        Intangible assets acquired separately are measured initially at cost and are subsequently measured at cost less accumulated amortization and impairment losses.

        Intangible assets with a finite useful life are generally amortized with the straight-line method over the estimated useful life of the intangible asset.

        The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually.

Financial instruments and hedging policy

Financial instruments and hedging policy

        The Company applies cash flow hedge accounting using financial instruments (usually derivatives) to mitigate some or all of the risk of a hedged item. Any gains or losses on the hedging instrument (generally a derivative) are initially recorded in other comprehensive income. The amount included in other comprehensive income is the lesser of the fair value of the hedging instrument and the hedged item. Where the hedging instrument's change in fair value is greater than that of the hedged item, the excess is recorded in profit or loss as ineffectiveness. Gains or losses deferred in other comprehensive income are reclassified to the income statement when the hedged item affects the income statement.

        The Company also applies net investment hedge accounting to mitigate foreign currency risk related to the Company's foreign operations. The portion of the gain or loss on the hedging instrument that is determined to be an effective hedge is recognized in other comprehensive income. The gain or loss on the hedging instrument relating to the effective portion of the hedge that has been recognized in other comprehensive income shall be reclassified from equity to profit or loss as a reclassification adjustment on the disposal or partial disposal of the foreign operation.

        Any derivative instruments for which no hedge accounting is applied are recorded at fair value with any fair value changes recognized directly in profit or loss.

Trade and other receivables

Trade and other receivables

        Trade and other receivables are measured at amortized cost and include invoiced amounts less appropriate allowances for estimated uncollectible amounts.

        Estimated uncollectible amounts are calculated based on the ageing of the receivable balances, payment history and other evidence of collectability. Receivable balances are written off when management deems them not to be collectible.

Inventories	Inventories Inventory is measured at the lower of cost and net-realizable value and carried at the weighted average cost basis.
Provisions

Provisions

        Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are discounted using a current pre-tax rate if the time value of money is significant.